Consolidated Statement of Cash Flows - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Payments to suppliers and employees (inclusive of GST)	$ (3,576,274)	$ (732,093)	$ (1,372,801)	$ (1,878,079)
Payments to Suppliers IPO (inclusive of GST)				(160,489)
Research & development tax incentives		263,057	263,057	224,536
Receipt from Customers		40,000	40,000	45,437
Cash flows from operating activities	(3,576,274)	(429,036)
Interest and other finance costs paid	(18,391)	(136)	(727)	(1,840)
Net cash used in operating activities	(3,594,665)	(429,172)	(1,070,471)	(1,770,435)
Cash flows from investing activities
Payment towards procurement of property, plant and equipment	(3,117)		(3,149)	(34,503)
Payment towards acquisition of intangibles	(325,105)	(79,961)	(145,021)	(41,428)
Net cash used in investing activities	(328,222)	(79,961)	(148,170)	(75,931)
Cash flows from financing activities
Proceeds from convertible notes			855,834	755,935
Proceeds from issue of shares	7,913,463			1,431,162
Proceeds from borrowings	747,261	248,588
Capital issue costs	(1,862,392)			(121,844)
Repayment of lease liabilities		(11,895)	(11,895)	(34,706)
Net cash from financing activities	6,798,332	236,693	843,939	2,030,547
Net increase/(decrease) in cash and cash equivalents	2,875,445	(272,440)	(374,702)	184,181
Cash and cash equivalents at the beginning of the financial half-year	24,522	399,224	399,224	162,485
Effects of exchange rate changes on cash and cash equivalents	146,635			52,558
Cash and cash equivalents at the end of the financial half-year	$ 3,046,602	$ 126,784	$ 24,522	$ 399,224